UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21349______

BlackRock Limited Duration Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Limited Duration Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___October 31, 2007
Date of reporting period:__January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Limited Duration Income Trust (BLW)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			LONG-TERM INVESTMENTS—145.2%
			Corporate Bonds—61.9%
			Aerospace & Defense—1.5%
NR	$1,560	[2,3]	AAR Corp., Ser. A2, 8.39%, 5/15/11	$1,575,600
B	680		Argo-Tech Corp., 9.25%, 6/01/11	736,100
BB	745	[3]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	772,938
B	5,676		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	5,959,800
			DRS Technologies, Inc.,
B	330		6.875%, 11/01/13	326,700
B	310		7.625%, 2/01/18	315,425
BB	755		Sequa Corp., 9.00%, 8/01/09	800,300
			Total Aerospace & Defense	10,486,863
			Automotive—2.6%
			AutoNation, Inc.,
BB+	690		7.00%, 4/15/14	693,450
BB+	690	[4]	7.36%, 4/15/13	695,175
BB-	130	[3,4]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.874%, 5/15/14	129,025
BBB+	7,500	[5]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,344,675
B-	2,225		Lear Corp., Ser. B, 8.75%, 12/01/16	2,219,438
B3	1,000	[5]	Metaldyne Corp., 11.00%, 11/01/13	1,000,000
B1	3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,640,000
BB-	2,629		TRW Automotive, Inc., 9.375%, 2/15/13	2,813,030
			Total Automotive	18,534,792
			Basic Materials—4.8%
B+	1,905		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	1,662,113
B+	2,200		AK Steel Corp., 7.75%, 6/15/12	2,227,500
B	1,100	[3]	American Pacific Corp., 9.00%, 2/01/15	1,100,000
B+	670	[4]	Bowater, Inc., 8.36%, 3/15/10	676,700
BB+	120		Chemtura Corp., 6.875%, 6/01/16	116,400
B-	750		CPG Intl. I, Inc., 10.50%, 7/01/13	781,875
			Domtar, Inc. (Canada)
B+	300		7.125%, 8/15/15	296,250
B+	140		7.875%, 10/15/11	145,950
B+	740		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	740,000
			Huntsman LLC,
BB-	1,950		11.625%, 10/15/10	2,125,500
B	310		12.00%, 7/15/12	351,850
			Ineos Group Holdings Plc (United Kingdom)
B+	1,490		7.875%, 2/07/16 (EUR)	1,830,326
B+	2,885	[3]	8.50%, 2/15/16	2,762,387
B3	2,225		Innophos, Inc., 8.875%, 8/15/14	2,297,312
			Lyondell Chemical Co.,
BB-	1,100		8.00%, 9/15/14	1,144,000
BB-	1,835		8.25%, 9/15/16	1,945,100
BB+	560		10.50%, 6/01/13	618,100
BB+	3,020		11.125%, 7/15/12	3,250,275
BB	765		Millennium America, Inc., 9.25%, 6/15/08	794,644
B-	215		Nalco Co., 8.875%, 11/15/13	228,169
			NewPage Corp.,
B2	810		10.00%, 5/01/12	882,900
B2	1,500	[4,5]	11.61%, 5/01/12	1,642,500
B3	300		12.00%, 5/01/13	327,000
			Nova Chemicals Corp. (Canada)
BB-	200		6.50%, 1/15/12	189,000
BB-	2,690	[4]	8.502%, 11/15/13	2,676,550
CCC+	2,020	[3]	Pregis Corp., 12.375%, 10/15/13	2,222,000
B+	81		Rhodia S.A., 10.25%, 6/01/10 (France)	92,340
BB-	730	[3]	Terra Capital, Inc., 7.00%, 2/01/17	719,963

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Basic Materials—(cont'd)
B-	$60	[3]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	$63,600
			Total Basic Materials	33,910,304
			Building & Development—0.9%
BBB-	3,000	[5]	DR Horton, Inc., 5.875%, 7/01/13	2,970,336
			Goodman Global Holding Co., Inc.,
B-	2,000		7.875%, 12/15/12	2,010,000
B1	269	[5]	8.36%, 6/15/12	272,363
B3	890		Nortek, Inc., 8.50%, 9/01/14	885,550
B3	270		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	270,000
			Total Building & Development	6,408,249
			Business Equipment & Services—0.1%
Ba2	350	[3]	FTI Consulting, Inc., 7.75%, 10/01/16	361,375
			Commercial Services—0.4%
B2	1,050		Education Management LLC/Education Management Corp., 8.75%, 6/01/14	1,102,500
B-	750	[3,4]	NCO Group, Inc., 10.244%, 11/15/13	750,000
B+	875	[3]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	913,281
			Total Commercial Services	2,765,781
			Conglomerates—1.1%
Baa3	7,500	[5]	Tyco Intl. Group S.A., 6.125%, 11/01/08 (Luxembourg)	7,583,430
			Consumer Products—4.6%
B3	300		ALH Finance LLC, 8.50%, 1/15/13	300,750
CCC+	2,085	[4]	Ames True Temper, Inc., 9.36%, 1/15/12	2,126,700
B-	1,108		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	1,052,600
Ba3	5,000	[5]	Group 1 Automotive, Inc., 8.25%, 8/15/13	5,150,000
BBB	4,400	[5]	JC Penney Co., Inc., 8.00%, 3/01/10	4,690,981
B-	1,505		Lazy Days RV Center, Inc., 11.75%, 5/15/12	1,463,612
B	2,075	[4]	Levi Strauss & Co., 10.11%, 4/01/12	2,126,875
			Michaels Stores, Inc.,
B2	2,210	[3]	10.00%, 11/01/14	2,348,125
Caa1	2,496	[3]	11.375%, 11/01/16	2,682,931
B2	223		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	244,185
B3	210	[3,4]	Nutro Products, Inc., 9.40%, 10/15/13	216,825
BB-	600		Quiksilver, Inc., 6.875%, 4/15/15	586,500
BB+	1,000		Reynolds American, Inc., 7.625%, 6/01/16	1,057,971
B+	5,000	[5]	Rite Aid Corp., 8.125%, 5/01/10	5,112,500
CCC	1,345		Spectrum Brands, Inc., 7.375%, 2/01/15	1,173,512
B	2,450		United Rentals NA, Inc., 7.00%, 2/15/14	2,407,125
			Total Consumer Products	32,741,192
			Containers & Packaging—1.0%
			Berry Plastics Holding Corp.,
B2	1,210	[3]	8.875%, 9/15/14	1,249,325
B2	835	[3,4]	9.235%, 9/15/14	857,962
B+	885		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	915,975
CCC+	585		Graham Packaging Co., Inc., 8.50%, 10/15/12	593,775
B1	1,370	[3,4]	Impress Holdings BV, 8.585%, 9/15/13 (Netherlands)	1,373,028
B+	2,114		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	2,182,705
			Total Containers & Packaging	7,172,770
			Ecological Services & Equipment—0.6%
B	2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,100,000
Caa1	2,065		Waste Services, Inc., 9.50%, 4/15/14	2,147,600
			Total Ecological Services & Equipment	4,247,600
			Energy—7.3%
BB+	5,500	[3,5]	AES Corp., 8.75%, 5/15/13	5,864,375
			ANR Pipeline Co.,
B+	460		7.375%, 2/15/24	517,642
B+	980		9.625%, 11/01/21	1,303,930
B	550		Berry Petroleum Co., 8.25%, 11/01/16	541,750
CCC+	1,210		Chaparral Energy, Inc., 8.50%, 12/01/15	1,194,875

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Energy—(cont'd)
			Chesapeake Energy Corp.,
BB	$650		6.375%, 6/15/15	$630,500
BB	100		6.875%, 11/15/20	96,000
BB	4,000	[5]	7.50%, 9/15/13	4,100,000
BB-	200		ChipPAC, Inc., 2.50%, 6/01/08	213,500
Ba3	150		CMS Energy Corp., 7.50%, 1/15/09	153,750
Ba3	255		Compagnie Generale de Geophysique S.A., 7.50%, 5/15/15 (France)	255,638
B	925		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	883,375
CCC+	1,640	[2]	East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	1,574,400
BB-	590		Edison Mission Energy, 7.50%, 6/15/13	612,125
			El Paso Corp.,
B2	400		7.80%, 8/01/31	427,000
B2	525		9.625%, 5/15/12	594,563
B2	225		10.75%, 10/01/10	254,250
Ba1	400		El Paso Natural Gas Co., 8.875%, 6/15/32	480,307
Ba1	161		Elwood Energy LLC, 8.159%, 7/05/26	170,118
			Encore Acquisition Co.,
B	250		6.00%, 7/15/15	225,000
B	200		7.25%, 12/01/17	190,000
B-	495		Exco Resources, Inc., 7.25%, 1/15/11	502,425
BB+	380	[5]	Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	363,850
B	2,434	[3]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	2,607,422
B-	895		KCS Energy, Inc., 7.125%, 4/01/12	854,725
Ba2	4,324	[5]	Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	4,756,692
			Mirant Americas Generation LLC,
Caa1	625		8.30%, 5/01/11	637,500
Caa1	480		8.50%, 10/01/21	487,200
Caa1	295		9.125%, 5/01/31	314,913
BB-	500		Mission Energy Holdings Co., 13.50%, 7/15/08	548,125
			NRG Energy, Inc.,
B+	210		7.25%, 2/01/14	210,525
B+	1,185		7.375%, 2/01/16	1,186,481
BB	1,990	[3]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	2,079,550
B2	580		Orion Power Holdings, Inc., 12.00%, 5/01/10	665,550
			Reliant Energy, Inc.,
B	1,035		6.75%, 12/15/14	1,019,475
B	170		9.25%, 7/15/10	178,500
BB	1,515	[3]	Sabine Pass LNG LP, 7.50%, 11/30/16	1,488,487
B+	1,240	[3]	SemGroup LP, 8.75%, 11/15/15	1,243,100
B3	1,890	[3,4]	Stone Energy Corp., 8.11%, 7/15/10	1,887,637
B	5,000	[5]	Swift Energy Co., 9.375%, 5/01/12	5,250,000
B3	725	[3]	Targa Resources, Inc., 8.50%, 11/01/13	726,812
BBB-	100		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	105,000
B+	1,040		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	1,101,716
B1	1,550		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	1,538,375
			Williams Cos., Inc.,
BB+	1,000		7.125%, 9/01/11	1,037,500
BB+	635		8.75%, 3/15/32	722,313
			Total Energy	51,796,971
			Entertainment & Leisure—1.4%
			AMC Entertainment, Inc.,
B3	500		9.50%, 2/01/11	501,250
B3	505		11.00%, 2/01/16	570,650
B3	370		Cinemark, Inc., Zero Coupon, 3/15/14	326,525
CCC+	1,430	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	1,530,100
B+	4,425	[5]	MGM Mirage, 9.75%, 6/01/07	4,474,781
B3	250		Poster Financial Group, Inc., 8.75%, 12/01/11	260,000
Caa1	2,090	[3]	TDS Investor, 9.875%, 9/01/14	2,184,050
BB-	100		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	99,000
			Total Entertainment & Leisure	9,946,356

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Financial Institutions—8.4%
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB+	$1,480	[5]	7.125%, 2/15/13	$1,465,200
BB+	5,860	[5]	8.125%, 6/01/11	6,021,150
B	1,733		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	1,914,965
BB	3,010		Crum & Forster Holdings Corp., 10.375%, 6/15/13	3,250,800
			Ford Motor Credit Co.,
BB-	2,800		7.375%, 2/01/11	2,765,465
BB-	940	[4]	8.11%, 1/13/12	943,863
BB-	60	[4]	9.81%, 4/15/12	65,049
BB+	2,735		General Motors Acceptance Corp., 6.875%, 8/28/12	2,779,553
CCC+	950	[3,4]	iPayment, Inc., 9.75%, 5/15/14	978,500
NR	3,494		iPayment Investors LP, 11.625%, 7/15/14	3,528,683
B-	900		K&F Acquisition, Inc., 7.75%, 11/15/14	924,750
Baa1	5,000	[3,5]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,045,000
BBB	200	[4]	Marsh & McLennan Cos., Inc., 5.50%, 7/13/07	200,009
			Momentive Performance Materials, Inc.,
B-	3,430	[3]	10.125%, 12/01/14	3,541,475
CCC+	1,125	[3]	11.50%, 12/01/16	1,136,250
B+	2,460	[3]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	2,539,950
			Rainbow National Services LLC,
B+	925	[3]	8.75%, 9/01/12	985,125
B+	4,835	[3,5]	10.375%, 9/01/14	5,439,375
B-	1,915		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,943,725
AA+	5,509	[6]	Structured Asset Receivable Trust, 5.114%, 1/21/10	5,509,139
B-	220	[4]	Universal City Florida Holding Co. I/II, 10.11%, 5/01/10	227,150
Aa3	4,425	[5]	Western Financial Bank, 9.625%, 5/15/12	4,808,723
B3	2,930	[3]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	2,911,688
			Total Financial Institutions	58,925,587
			Health Care—2.3%
B2	160	[3]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	147,200
B-	5,000	[5]	Concentra Operating Corp., 9.50%, 8/15/10	5,262,500
			HealthSouth Corp.,
CCC+	2,460	[3]	10.75%, 6/15/16	2,702,925
CCC+	1,740	[3,4]	11.354%, 6/15/14	1,911,825
B2	3,000		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	3,195,000
B-	1,145		Tenet Healthcare Corp., 6.875%, 11/15/31	895,962
B-	1,830		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,944,375
			Total Health Care	16,059,787
			Industrials—2.4%
B2	1,700	[3]	AGY Holding Corp., 11.00%, 11/15/14	1,753,125
B	500		Baldor Electric Co., 8.625%, 2/15/17	516,875
B-	4,000	[5]	Fasten Tech, Inc., 11.50%, 5/01/11	4,240,000
B	650		Hexcel Corp., 6.75%, 2/01/15	635,375
B-	905		Park-Ohio Industries, Inc., 8.375%, 11/15/14	871,063
CCC+	950		Polypore, Inc., 8.75%, 5/15/12	969,000
			RBS Global, Inc./Rexnord Corp.,
B3	2,000	[3]	9.50%, 8/01/14	2,070,000
CCC+	1,090	[3]	11.75%, 8/01/16	1,152,675
B-	3,125	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	3,312,500
B3	1,415		Trimas Corp., 9.875%, 6/15/12	1,418,537
			Total Industrials	16,939,150
			Media—9.0%
			Affinion Group, Inc.,
B2	1,975		10.125%, 10/15/13	2,123,125
B-	850		11.50%, 10/15/15	913,750
Caa2	1,870		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	1,795,200
B+	800	[4]	Cablevision Systems Corp., Ser. B, 9.87%, 4/01/09	848,000
B2	520		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	539,500
B3	3,500		CBD Media, Inc., 8.625%, 6/01/11	3,605,000

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Media—(cont'd)
			Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
CCC	$2,255		10.25%, 9/15/10	$2,342,381
CCC	865		Ser. B, 10.25%, 9/15/10	896,356
B3	2,425	[3]	CMP Susquehanna Corp., 9.875%, 5/15/14	2,485,625
BBB+	6,685	[5]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	6,902,644
B	1,605		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	1,745,865
BB	500		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	523,125
			Echostar DBS Corp.,
BB-	2,800		5.75%, 10/01/08	2,782,500
BB-	1,330		7.00%, 10/01/13	1,331,663
BB-	200		7.125%, 2/01/16	200,750
B+	2,525	[3]	Idearc, Inc., 8.00%, 11/15/16	2,569,187
CCC+	300	[3]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	297,000
B1	740		LIN Television Corp., 6.50%, 5/15/13	714,100
B	820		MediaNews Group, Inc., 6.875%, 10/01/13	746,200
B2	2,105		Network Communications, Inc., 10.75%, 12/01/13	2,170,781
B3	2,790		Nexstar Finance, Inc., 7.00%, 1/15/14	2,664,450
			Nielsen Finance LLC/Nielsen Finance Co.,
CCC+	1,400	[3]	Zero Coupon, 8/01/16	981,750
B3	4,340	[3,5]	10.00%, 8/01/14	4,730,600
B1	2,000	[3,4]	Paxson Communications Corp., 8.61%, 1/15/12	2,060,000
			Primedia, Inc.,
B2	1,900		8.00%, 5/15/13	1,828,750
B2	520		8.875%, 5/15/11	527,800
B	4,260	[5]	RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	4,462,350
B2	2,000		Salem Communications Corp., 7.75%, 12/15/10	2,032,500
B	460		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	427,800
Caa1	260		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	258,700
			Vertis, Inc.,
B1	2,390		9.75%, 4/01/09	2,446,763
Caa1	865		Ser. B, 10.875%, 6/15/09	877,975
Caa1	4,442		Young Broadcasting, Inc., 10.00%, 3/01/11	4,375,370
			Total Media	63,207,560
			Real Estate—0.3%
BB+	2,000	[5]	Rouse Co., 5.375%, 11/26/13	1,866,740
			Technology—4.1%
BB-	200		Advanced Micro Devices, Inc., 7.75%, 11/01/12	204,500
CCC+	2,063		Amkor Technology, Inc., 7.75%, 5/15/13	1,944,377
B+	1,965		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,869,206
B+	720	[3,4]	Conexant Systems, Inc., 9.126%, 11/15/10	736,200
			Freescale Semiconductor, Inc.,
B	5,460	[3]	9.125%, 12/15/14	5,425,875
B1	600	[3,4]	9.244%, 12/15/14	597,000
B	865	[3]	10.125%, 12/15/16	860,675
B+	430	[3]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	477,300
B+	2,700	[3]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	2,791,125
CCC+	160	[3]	Open Solutions, Inc., 9.75%, 2/01/15	163,800
B	850		Sanmina-SCI Corp., 8.125%, 3/01/16	809,625
B-	815	[3]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	800,738
			SunGard Data Systems, Inc.,
B-	590		9.125%, 8/15/13	620,975
B-	1,810	[4]	9.973%, 8/15/13	1,886,925
B-	2,600		10.25%, 8/15/15	2,795,000
B	3,765		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	3,849,712
Caa1	872	[3]	UGS Capital Corp. II, 10.38%, 6/01/11	889,319
B3	1,780		UGS Corp., 10.00%, 6/01/12	1,949,100
			Total Technology	28,671,452
			Telecommunications—8.1%
BB-	1,420		Cincinnati Bell, Inc., 7.25%, 7/15/13	1,476,800
CCC	1,830	[3]	Cricket Communications, Inc., 9.375%, 11/01/14	1,932,937
A-	5,000	[5]	Deutsche Telekom Intl. Finance BV, 8.00%, 6/15/10 (Netherlands)	5,385,630

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Telecommunications—(cont'd)
B3	$860	[4]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	$883,650
			Intelsat Ltd. (Bermuda)
B	700	[3,4]	8.872%, 1/15/15	712,075
BB-	1,800	[3]	9.25%, 6/15/16	1,975,500
B	630	[3]	11.25%, 6/15/16	711,900
B	2,815	[3,4]	11.354%, 6/15/13	3,005,012
			Intelsat Subsidiary Holding Co. Ltd. (Bermuda)
BB-	1,470		8.625%, 1/15/15	1,563,713
BB-	815	[4]	10.252%, 1/15/12	823,150
			Lucent Technologies, Inc.,
Ba3	65		6.45%, 3/15/29	59,150
Ba3	1,210		6.50%, 1/15/28	1,101,100
B+	3,850	[3]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	4,138,750
B-	200		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	176,000
			Nortel Networks Ltd. (Canada)
B-	2,220	[3,4]	9.61%, 7/15/11	2,358,750
B-	465	[3]	10.125%, 7/15/13	509,175
			PanAmSat Corp.,
B	3,517		9.00%, 8/15/14	3,789,567
B	2,495	[3]	9.00%, 6/15/16	2,716,431
NR	3,170	[3,4]	ProtoStar I Ltd., 12.50%, 10/15/12 (Bermuda)	3,265,100
BB+	4,000	[4,5]	Qwest Communications Intl., Inc., 8.874%, 2/15/09	4,050,000
			Qwest Corp.,
BBB-	1,000		7.875%, 9/01/11	1,062,500
BBB-	2,500	[4]	8.61%, 6/15/13	2,725,000
BBB-	3,675	[5]	9.125%, 3/15/12	4,079,250
BB+	460		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	484,150
B-	2,695	[3,5]	West Corp., 11.00%, 10/15/16	2,789,325
BB	1,500	[3]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	1,728,750
			Windstream Corp.,
BB+	2,340	[5]	8.125%, 8/01/13	2,518,425
BB+	1,310		8.625%, 8/01/16	1,429,538
			Total Telecommunications	57,451,328
			Transportation—1.0%
BB-	520		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	528,450
B-	490	[3]	Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	465,500
B1	1,715		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	1,669,981
B3	111		Horizon Lines LLC, 9.00%, 11/01/12	116,828
B	2,150	[3]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	2,187,625
BB+	1,650	[5]	Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,806,750
			Total Transportation	6,775,134
			Total Corporate Bonds	435,852,422
			Bank Loans—52.8%
			Aerospace & Defense—0.7%
	973		Arinc, Inc., Loan B, LIBOR + 2.00%, 2/15/11	974,931
	842		Camp Acquisition Co., Loan A, LIBOR + 3.00%, 8/30/11	842,370
	1,965		DI Finance/DynCorp Intl., Loan B, LIBOR + 2.25%, 1/31/11	1,977,281
			Primus Intl., Inc.,
	30		Loan B, + 0.50%, 6/16/12	29,836
	471		Loan B, LIBOR + 2.50%, 6/16/12	472,665
	500		Wesco Aircraft Hardware Corp., LIBOR + 2.25%, 9/29/13	503,437
			Total Aerospace & Defense	4,800,520
			Automotive—3.3%
	2,000		General Motors Corp., Loan B, LIBOR + 2.375%, 11/17/13	2,021,750
			Goodyear Tire & Rubber Co.,
	500		LIBOR + 2.75%, 4/01/10	505,104
	2,000		LIBOR + 3.50%, 4/01/11	2,025,000
	743		IAP Worldwide Services, Inc., LIBOR + 4.25%, 12/31/12	741,108
	1,500		Keystone Automotive Industries, Inc., Loan B, LIBOR, 1/15/12	1,502,813
	449		Lear Corp., LIBOR + 2.50%, 3/23/12	452,669
	995		Mark IV Industries, Inc., LIBOR + 2.50%, 6/30/11	995,933

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

Principal
Amount
(000)	Description	Value
	Automotive—(cont'd)
	Metaldyne Corp.,
$41	0.50%, 1/15/14	$41,121
98	LIBOR + 4.50%, 1/15/12	98,690
711	LIBOR, 1/15/14	715,502
500	Motorsport Aftermarket Group, Inc., LIBOR, 11/15/13	500,000
3,750	Navistar Intl. Corp., TBD, 1/30/12	3,814,455
2,500	Oshkosh Truck Corp., Loan B, LIBOR + 2.00%, 11/30/13	2,513,170
997	Rent-A-Center, Inc., Loan B, LIBOR + 1.75%, 6/30/12	999,364
	Reynolds & Reynolds Co.,
2,000	LIBOR + 2.50%, 10/31/12	2,015,358
1,250	LIBOR + 5.50%, 10/31/13	1,271,094
517	Tenneco Automotive, Inc., Loan B1, LIBOR + 2.00%, 12/12/10	519,508
2,450	TRW Automotive Acquisitions Corp., Loan B, LIBOR + 1.50%, 6/30/12	2,446,555
	Total Automotive	23,179,194
	Basic Materials—4.2%
	Basell N.V.,
417	Loan B2, LIBOR + 2.25%, 9/30/13	420,443
83	Loan B4, LIBOR + 2.25%, 8/01/14	84,115
83	Loan C4, LIBOR + 3.00%, 8/01/13	84,089
417	Loan C2, LIBOR + 3.00%, 9/30/14	420,573
810	Boise Cascade Corp., Loan D, LIBOR + 1.75%, 10/31/11	813,921
500	Brenntag Group, Loan B6, LIBOR + 2.25%, 9/15/14 (EUR)	659,355
2,040	Celanese AG, LIBOR + 1.75%, 6/03/11	2,054,078
3,000	Cognis Deutschland, Loan B, LIBOR + 4.75%, 11/15/13	3,054,642
876	Compass Minerals Group, Inc., LIBOR + 1.50%, 12/31/12	878,001
3,209	Huntsman Intl. LLC, Loan B, LIBOR + 1.75%, 8/15/12	3,224,764
	Ineos Group Holdings Plc,
1,500	Loan A4, LIBOR + 2.25%, 12/16/12	1,506,375
1,565	Loan B2, LIBOR + 2.25%, 12/16/13	1,582,281
1,750	Loan C2, LIBOR + 2.75%, 12/16/14	1,769,323
	Invista BV,
1,293	Loan B1, LIBOR + 1.50%, 4/30/11	1,294,821
685	Loan B2, LIBOR + 1.50%, 4/30/11	685,494
694	ISP Chemco, Inc., LIBOR + 2.00%, 2/28/13	698,775
1,242	John Maneely Co., Loan B, LIBOR + 3.25%, 12/15/13	1,244,081
2,104	Nalco Co., Loan B, LIBOR + 1.75%, 11/01/10	2,116,597
491	PQ Corp., LIBOR + 2.00%, 2/28/12	492,887
985	Rockwood Specialties Group, Inc., Loan E, LIBOR + 2.00%, 8/15/12	990,725
1,611	SP Newsprint, Loan B, LIBOR + 2.25%, 1/09/10	1,615,139
	UPC Technology Corp.,
663	Loan J, LIBOR, 12/31/13 (EUR)	868,185
1,000	Loan J2, LIBOR + 2.00%, 3/31/13	1,002,955
750	Loan K, LIBOR, 3/31/13 (EUR)	982,647
1,000	Loan K2, LIBOR + 2.00%, 12/31/13	1,002,955
	Total Basic Materials	29,547,221
	Building & Development—1.5%
499	Armstrong World Industries, Inc., LIBOR + 1.75%, 10/12/13	500,122
1,247	Beacon Roofing Supply, Inc., Loan B, LIBOR + 2.00%, 10/31/13	1,249,992
1,500	Custom Building Products, Inc., LIBOR + 5.00%, 4/30/12	1,486,250
250	Euramax Intl., Inc., LIBOR + 7.00% , 7/15/13	245,625
1,500	Harmon Koval, 4.00%, 11/18/07	1,496,250
423	Maxim Crane Works LP, LIBOR + 2.00%, 1/28/10	422,989
498	Nacco Industries, Inc., LIBOR + 2.00%, 3/31/13	498,122
489	Nortek, Inc., Loan B, LIBOR + 3.00%, 8/24/11	488,994
1,489	Ply Gem Industries, Inc., LIBOR + 3.00% , 8/15/11	1,503,637
875	Rhodes Ranch, LIBOR + 3.25%, 11/15/10	869,531
1,980	United Subcontractors, Inc., LIBOR + 2.75%, 12/31/12	1,931,737
	Total Building & Development	10,693,249
	Conglomerates—1.6%
	Atlantis Plastics, Inc.,
985	LIBOR + 4.00%, 9/30/11	977,612
498	LIBOR + 9.00%, 9/30/11	490,038
897	Blount Intl., Loan B, LIBOR + 1.75%, 8/15/10	898,312

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

Principal
Amount
(000)		Description	Value
		Conglomerates—(cont'd)
$1,961		Colfax Corp., Loan B, LIBOR + 2.25%, 11/30/11	$1,972,838
419		GenTek, Inc., LIBOR + 4.25%, 3/15/12	420,088
		Invensys Plc,
1,000		Loan A, LIBOR + 2.00%, 12/15/10	1,006,250
1,000		Loan B, LIBOR + 2.13%, 12/15/10 (GBP)	1,967,154
		Jarden Corp.,
259		LIBOR + 1.75%, 1/24/12	259,158
462		Loan B3, LIBOR + 1.75%, 1/15/12	462,128
754		Mueller Group, Inc., Loan B, LIBOR + 2.00%, 9/30/12	758,041
1,345		Sensus Metering Systems, Inc., Loan B1, LIBOR + 2.00%, 12/30/09	1,337,896
722		St. John Knits Intl., Inc., Loan B, LIBOR + 4.25%, 3/30/12	716,675
		Total Conglomerates	11,266,190
		Consumer Products—8.7%
993		24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 2.50%, 6/30/12	997,463
1,000		Aearo Technologies, Inc., LIBOR + 6.50%, 9/30/13	1,011,250
750		American Safety Razor Co., LIBOR + 6.25%, 2/15/14	759,375
3,000		Aramark Corp., TBD, 1/30/14	3,031,875
451		Arby's Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/31/12	455,320
472		Bare Escentuals Beauty, Inc., LIBOR + 2.50%, 2/15/12	474,248
		Berkline Bench Craft,
94	[7]	Loan B, PRIME + 2.75%, 10/31/11	61,117
1,000	[7]	PRIME + 7.00%, 4/30/12	100,000
1,250		Brickman Group Ltd., TBD, 1/30/14	1,253,125
1,327		Burger King Corp., Loan B1, LIBOR + 1.50%, 2/28/13	1,327,509
1,024		Burlington Coat Factory Warehouse Corp., Loan B, LIBOR + 2.25%, 4/15/13	1,014,934
494		Centerplate, Inc., LIBOR + 3.25%, 10/15/10	494,660
1,098		Central Garden & Pet Co., Loan B, LIBOR + 1.50%, 9/30/12	1,097,722
995		Cenveo Corp., LIBOR + 2.00%, 6/30/13	997,488
493		Chiquita Brands Intl., Inc., Loan C, LIBOR + 3.00%, 7/15/13	499,272
995		Coinmach Corp., Loan B-1, LIBOR + 2.50% , 12/15/12	1,004,057
1,613		Commonwealth Brands, Inc., LIBOR + 2.25%, 12/15/12	1,628,795
2,221		Cracker Barrel, Loan B, LIBOR + 1.50%, 5/15/13	2,223,073
1,000		David's Bridal, Inc., TBD, 1/30/14	998,750
		Dole Food Co., Inc.,
1,046		Loan C, TBD, 4/30/12	1,042,378
3,486		TBD, 3/31/13	3,474,592
468		TBD, 4/12/13	466,780
430		Douglas Dynamics LLC, LIBOR + 1.75%, 12/16/10	427,564
		Eastman Kodak Co.,
477		Loan B1, LIBOR + 2.25%, 10/15/12	478,064
365		Loan B2, LIBOR + 2.25%, 10/15/12	365,296
1,995		Eight O'Clock Coffee, LIBOR + 2.75%, 11/14/11	1,994,987
713		FTD, Inc., LIBOR, 8/15/13	715,354
350		Gold Toe, LIBOR + 6.00%, 4/30/14	356,125
644		Hertz Corp., LIBOR + 2.00%, 12/31/12	647,571
830		Language Line, Inc., Loan B1, LIBOR + 3.25%, 6/14/11	836,584
1,000	[7]	Le-Natures, Inc., Loan B, LIBOR + 4.00%, 9/30/11	472,500
1,080		Maidenform, Inc., LIBOR + 1.75%, 5/14/10	1,083,057
2,725		Michael Foods, Inc., Loan B1, LIBOR + 2.00%, 11/30/10	2,732,511
640		Movie Gallery, Inc., Loan B, LIBOR + 5.25%, 4/30/11	632,847
1,506		Neiman-Marcus Group, Inc., LIBOR + 2.25%, 4/15/13	1,521,569
1,394		New Page, Loan B, LIBOR + 2.25%, 4/30/12	1,408,057
468		Nice Pak Products, LIBOR + 3.75%, 6/15/10	469,647
		Olympus Cable Holdings LLC,
2,000		Loan A, PRIME + 1.25%, 6/30/10	1,941,250
3,500		Loan B, PRIME + 2.00%, 9/30/10	3,405,937
1,500		Orchard Supply Hardware Stores Corp., Loan B2, LIBOR + 2.45%, 12/09/07	1,500,000
995		Oriental Trading Co., LIBOR + 2.75%, 1/30/14	996,244
		OSI Group LLC,
1,467		LIBOR + 2.00%, 9/15/11	1,465,333
1,466		Loan B, LIBOR + 2.00%, 9/15/11	1,465,334
400		PETCO Animal Supplies, Inc., LIBOR + 2.75%, 10/31/12	404,333
602		Pierre Foods, Inc., Loan B, LIBOR + 2.25%, 7/15/10	604,299
750		Pivotal Promontory LLC, LIBOR + 6.50%, 9/15/11	720,000

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

Principal
Amount
(000)		Description	Value
		Consumer Products—(cont'd)
$1,459		Prestige Brands Holdings, Inc., Loan B, LIBOR + 2.25%, 4/07/11	$1,467,867
1,990		Quiznos Corp., LIBOR + 2.25%, 5/01/12	1,994,975
1,945		Sturm Foods, Inc., LIBOR + 2.00%, 5/31/11	1,957,383
1,489		SUPERVALU, Inc., Loan B, LIBOR + 1.75%, 6/15/12	1,494,668
609	[7]	Synventive Acquisition, Inc., LIBOR + 14.0%, 2/17/14	228,405
		TravelCenters of America, Inc.,
246		Loan B, LIBOR + 1.75%, 6/30/11	245,942
249		Loan B, LIBOR + 1.75%, 11/30/11	248,439
864		Tupperware Corp., LIBOR + 1.50%, 11/07/12	860,668
357		Warnaco, Inc., Loan B, LIBOR + 1.50%, 1/31/12	356,468
		Waterpik Technologies, Inc.,
451		LIBOR + 2.25%, 4/15/13	448,619
750		LIBOR + 6.50%, 10/15/13	742,500
		Total Consumer Products	61,104,180
		Containers & Packaging—1.8%
		Bluegrass Container Co. LLC,
344		LIBOR + 2.25%, 6/30/13	347,250
1,498		LIBOR + 5.00%, 12/30/13	1,520,343
1,149		Loan B, LIBOR + 2.25%, 6/30/13	1,160,548
200		Covalence Specialty Materials Corp., LIBOR + 3.25%, 8/15/13	199,125
		Georgia-Pacific Corp.,
1,487		LIBOR + 2.00%, 2/28/13	1,500,206
988		LIBOR + 2.00%, 2/28/14	989,019
		Graham Packaging Co., Inc.,
1,960		Loan B, LIBOR + 2.25%, 10/01/11	1,975,751
1,429		Loan C, LIBOR + 4.25%, 4/01/12	1,441,786
1,260		Graphic Packaging Intl., Inc., Loan C, LIBOR + 2.50%, 8/08/10	1,272,495
568		Smurfit-Stone Container Enterprises, Inc., LIBOR + 2.35%, 11/15/10	572,676
1,945		Solo Cup, Inc., LIBOR + 3.50%, 2/27/11	1,973,568
		Total Containers & Packaging	12,952,767
		Ecological Services & Equipment—0.1%
500		Envirosolutions, Inc., LIBOR + 3.50%, 7/15/12	504,688
		Energy—3.1%
429		AES Corp., LIBOR + 1.75%, 4/30/08	429,107
500		Boart Longyear Co., LIBOR + 7.00%, 10/31/13	493,437
		Coffeyville Resources LLC,
243		LIBOR, 12/21/13	244,459
1,257		Loan D, LIBOR + 3.00%, 12/21/13	1,263,041
		Coleto Creek Power,
127		LIBOR + 2.75%, 7/31/13	127,442
1,863		Loan B, LIBOR + 2.75%, 7/31/13	1,864,025
1,000		Exco Resources, Inc., LIBOR + 5.50%, 10/31/11	1,009,375
		Generac Power Systems, Inc.,
1,000		LIBOR + 2.50%, 11/15/13	1,002,500
500		LIBOR + 6.00%, 5/15/14	497,500
1,485		Key Energy Services, Inc., Loan C, LIBOR + 2.50%, 8/15/12	1,492,425
962		LSP General Finance Co. LLC, LIBOR + 1.75% , 4/15/13	962,998
496		Meg Energy Corp., Loan B, LIBOR + 2.00%, 4/15/13	497,801
		Northeast Energy,
159		LIBOR + 2.50%, 10/31/13	160,162
250		LIBOR + 4.50%, 10/31/14	253,437
1,341		Loan B, LIBOR + 2.50%, 10/31/13	1,355,213
5,417		NRG Energy, Inc., LIBOR + 2.00% , 1/31/13	5,462,870
287		Petro Geological Services, Loan B, LIBOR + 2.50%, 12/31/12	288,194
		Plum Point Energy Associates,
194		LIBOR + 3.75%, 3/14/14	195,986
670		Loan B, LIBOR + 3.25%, 3/14/14	675,738
83		Regency Gas, LIBOR + 2.50%, 8/15/13	83,620
975		SemCrude LP, LIBOR + 2.25% , 2/28/11	983,271
1,489		Trinidad Energy Services Income Trust, LIBOR + 2.50%, 4/15/11	1,492,472

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

Principal
Amount
(000)		Description	Value
		Energy—(cont'd)
		Wolf Hollow I LP,
$400		LIBOR + 2.25%, 6/15/12	$392,000
100		LIBOR + 2.25%, 6/22/12	98,000
474		Loan B, LIBOR + 2.25%, 6/15/12	464,676
		Total Energy	21,789,749
		Entertainment & Leisure—2.5%
3,212		CCM Merger, Inc., Loan B, LIBOR + 2.00%, 7/31/12	3,216,413
1,122		Cinemark, Inc., Loan B, LIBOR + 2.00%, 10/05/13	1,132,358
500		Edge Las Vegas, LIBOR + 3.50%, 6/15/07	500,000
938		Fairmont Hotels & Resorts, Inc., Loan B, LIBOR + 3.25%, 7/15/11	942,598
1,995		Greektown Holdings LLC, Loan B, LIBOR + 2.50%, 12/15/12	2,009,963
495		Hit Entertainment Ltd., LIBOR + 2.25%, 8/31/12	498,094
4,963		Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 3.25%, 4/15/12	4,969,477
1,478		Penn National Gaming, Inc., Loan B, LIBOR + 1.75%, 5/31/12	1,486,015
750		Time Warner, Inc., Loan B, LIBOR + 2.25%, 10/31/13	755,625
324		Travelport, Inc., LIBOR + 2.50% , 8/31/13	326,196
497		Wembley, Inc., LIBOR + 2.50%, 8/31/11	503,381
1,099		Wyndham Intl., Inc., Loan E, LIBOR + 4.50%, 9/11/07	1,104,847
467		Yellowstone Mountain Club, LIBOR + 2.38%, 10/15/10	462,964
		Total Entertainment & Leisure	17,907,931
		Financial Institutions—4.5%
993		Advantage Sales & Marketing, Inc., LIBOR + 2.00%, 4/15/13	994,584
1,500		Alix Partners, LIBOR + 2.50%, 10/30/13	1,515,937
440		Ameritrade, Loan B, LIBOR + 1.50%, 1/31/13	440,338
969		Arias Acquisitions, Inc., LIBOR + 3.75%, 7/30/11	925,217
		Asurion Corp.,
1,050		LIBOR + 3.00%, 8/30/12	1,054,204
500		LIBOR + 6.25%, 2/28/13	507,500
998		Bankruptcy Management, LIBOR + 2.75%, 6/30/11	1,003,734
963		Billing Services Group, LIBOR + 2.50%, 5/05/12 (EUR)	1,254,474
929		BNY Convergex Group LLC, LIBOR + 3.00%, 8/31/13	932,054
499		Brock Holdings, LIBOR + 2.50%, 8/30/13	498,750
495		CCC Information Services Group, Inc., Loan B, LIBOR + 2.50%, 2/15/13	496,609
4,000	[7]	Century Corp., PRIME + 2.00%, 12/31/09	3,900,000
1,247		Charter Mac, Loan B, LIBOR + 2.50%, 8/15/12	1,251,551
748		Conseco, Inc., LIBOR + 2.00%, 9/30/13	751,398
		GS Holdings Corp.,
91		LIBOR + 1.75%, 5/15/11	90,966
654		LIBOR + 1.75%, 5/15/13	654,306
872		Jostens, Inc., Loan C, LIBOR + 2.00%, 10/15/11	875,302
906		Lucite Intl. Finance Plc, LIBOR + 9.00%, 7/15/14 (EUR)	1,160,683
691		N.E.W. Holdings I LLC, LIBOR + 2.75%, 8/31/13	693,138
		Nasdaq Stock Market, Inc.,
564		Loan C, LIBOR + 1.75%, 4/18/12	565,902
974		Loan B, LIBOR + 1.75%, 4/18/12	976,143
858		Professional Service, Inc., Loan B, LIBOR + 2.75%, 10/31/12	858,885
499		Renfro Corp., LIBOR + 3.25%, 9/30/13	499,052
1,119		Sedgewick Claims Management Services, Inc., Loan B, LIBOR + 2.25%, 2/28/13	1,120,251
1,000		Targa Resources, Inc., LIBOR + 2.25%, 10/31/07	999,844
1,000		TPF Generation Holdings LLC, LIBOR + 2.00%, 12/31/13	1,005,893
		TPG Springs,
997		Loan B, LIBOR + 2.75%, 3/22/13 (GBP)	1,946,575
997		Loan C, LIBOR + 3.25%, 3/22/14 (GBP)	1,952,287
995		TransFirst Holdings, Inc., Loan B, LIBOR + 2.50%, 8/09/12	1,002,462
431		Universal American Financial Corp., LIBOR + 2.25%, 5/25/09	432,328
903		USI Holdings Corp., Loan B, LIBOR + 2.25%, 7/30/08	902,847
746		Vertellus, LIBOR + 3.25%, 7/08/13	746,250
		Total Financial Institutions	32,009,464
		Health Care—3.3%
367		CCS Medical, Loan B, LIBOR + 3.25%, 10/31/12	362,217
2,933		Community Health Systems, Inc., LIBOR + 1.75%, 8/15/11	2,936,166

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

Principal
Amount
(000)	Description	Value
	Health Care—(cont'd)
$2,214	Concentra Operating Corp., Loan B, LIBOR + 2.00%, 9/30/11	$2,219,692
1,652	Davita, Inc., Loan B, LIBOR + 2.00%, 6/30/12	1,662,952
335	Duloxetine Royalty, LIBOR + 4.50%, 10/15/13	334,513
	Emdeon Business Services, LLC,
1,250	Loan B, LIBOR + 2.50%, 11/30/13	1,255,729
250	LIBOR, 5/30/14	253,281
848	Eye Care Centers of America, Inc., LIBOR + 2.50%, 2/28/12	847,944
498	Global Healthcare Exchange LLC, Loan B, LIBOR + 2.25%, 3/15/13	498,744
1,990	HealthSouth Corp., Loan B, LIBOR + 3.25%, 3/15/13	2,008,035
975	IASIS Healthcare Corp., Loan B, LIBOR + 2.25%, 6/30/11	984,019
2,193	Jean Coutu Group, Inc., Loan B, LIBOR + 2.50%, 6/30/11	2,195,349
448	Multiplan, Inc., LIBOR + 2.50%, 4/15/13	448,613
494	National Renal Institutes, Inc., Loan B, LIBOR + 2.25%, 4/15/13	495,001
	Quintiles Transnational Corp.,
993	LIBOR + 2.00%, 3/31/13	992,190
250	LIBOR + 4.00%, 3/31/14	252,708
983	Select Medical Corp., Loan B, LIBOR + 1.75%, 2/28/12	978,928
988	Vanguard Health Holding Co. II LLC, LIBOR + 2.25%, 9/30/11	994,557
	Warner Chilcott Corp.,
1,803	LIBOR + 2.00%, 1/18/11	1,810,822
583	Loan B, LIBOR + 2.00%, 1/18/11	585,690
439	Loan B, LIBOR + 2.00%, 1/18/12	440,640
978	Wellcare Holdings LLC, LIBOR + 2.50%, 5/13/09	979,333
	Total Health Care	23,537,123
	Industrials—1.6%
998	Acosta, Inc., LIBOR + 2.75%, 8/15/13	1,006,228
499	Applied Systems, Inc., Loan B, LIBOR + 2.75%, 9/30/13	500,620
990	Bolthouse Farms, Inc., LIBOR + 2.25%, 12/01/12	992,475
	Buhrmann U.S., Inc.,
500	Loan D, LIBOR + 1.75%, 12/30/10	500,313
2,264	Loan D1, LIBOR + 1.75%, 12/30/10	2,265,054
1,900	Drummond Co., Inc., LIBOR + 1.50%, 2/15/12	1,852,500
	Novelis, Inc.,
199	Loan B, LIBOR + 2.25%, 1/13/10	199,278
346	Loan B, LIBOR + 2.25%, 12/30/11	346,115
625	QTC Acquisition, Inc., LIBOR + 6.50%, 5/04/13	626,563
	Standard Steel LLC,
83	1.00%, 7/15/12	83,958
415	Loan B, LIBOR + 2.50%, 7/15/12	417,693
1,281	Thermo Fluids, Inc., Loan B, LIBOR + 3.00%, 8/15/11	1,284,084
	Trimas Corp.,
94	LIBOR + 2.75%, 7/31/11	94,805
405	Loan B, LIBOR + 2.75%, 7/31/13	409,793
471	United Rentals NA, Inc., LIBOR + 2.00%, 2/12/11	475,583
	Total Industrials	11,055,062
	Media—8.4%
500	Affinion Group, Inc., TBD, 3/01/12	500,625
	American Lawyers Media, Inc.,
1,706	LIBOR + 2.50%, 3/15/10	1,705,832
1,995	LIBOR + 5.75%, 3/07/11	1,995,000
3,970	Cablevision Systems Corp., LIBOR + 1.75%, 3/31/13	3,979,596
5,500	Cequel Communications LLC, LIBOR + 2.25%, 11/01/13	5,531,365
3,500	Charter Communications Holdings LLC/Charter Communication Holdings Capital Corp., LIBOR + 2.63%,
	4/28/13	3,529,533
719	CMP Susquehanna Corp., Loan B, LIBOR + 2.00%, 5/05/12	723,601
	Dex Media West LLC/Dex Media Finance Co.,
3,139	Loan B1, 0.375%, 9/01/09	3,136,174
789	Loan B2, LIBOR + 1.50%, 9/09/10	788,837
1,321	DirecTV Holdings LLC/DirecTV Financing Co., Loan B, LIBOR + 1.50%, 3/06/10	1,324,654
1,224	GateHouse Media, Inc., LIBOR + 2.25%, 12/15/13	1,225,214
4,000	German Media Partners LP, LIBOR + 4.00%, 6/06/13 (EUR)	5,207,965
3,000	Idearc, Inc., Loan B, LIBOR + 2.00%, 11/15/14	3,021,750
496	Liberty Cablevision of Puerto Rico Ltd., LIBOR + 2.25%, 2/15/13	497,801

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

Principal
Amount
(000)	Description	Value
	Media—(cont'd)
$2,000	Mediacom Broadband LLC, Loan D, LIBOR + 1.75%, 1/31/15	$1,996,250
1,975	Mediacom Illinois LLC, Loan C, LIBOR + 1.75%, 1/15/15	1,976,059
1,922	Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,917,389
400	Multicultural Radio Broadcasting, Inc., LIBOR + 2.75%, 12/15/12	400,750
500	NEP Supershooters LP, LIBOR + 8.00%, 8/01/11	500,000
	New Wave Communications,
945	LIBOR + 3.25%, 6/20/13	945,250
300	TBD, 6/20/13	300,000
1,821	Nexstar Finance, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,816,891
3,491	Nielsen Finance LLC/Nielsen Finance Co., Loan B, LIBOR + 2.25%, 8/15/13	3,517,235
484	NTL Investment Holding Ltd., Loan B4, LIBOR + 2.00%, 9/03/12	486,356
746	PAETEC Communications, Inc., Loan B, LIBOR + 3.50%, 6/30/12	749,048
1,000	Persona Communications, Inc., LIBOR + 6.00%, 4/30/14	1,006,250
496	Prism Business Media, Inc., Loan B, PRIME + 1.25%, 10/15/12	496,026
750	Puerto Rico Cable Acquisition Co., LIBOR + 6.25%, 7/31/11	755,625
3,327	RH Donnelley Corp., Loan D2, LIBOR + 1.50%, 12/31/11	3,321,111
500	Wide Open West Finance LLC, Loan B, LIBOR + 2.25%, 4/30/13	502,500
1,939	WMG Acquisition Corp., LIBOR + 2.00%, 4/08/11	1,948,293
	Yell Group Plc,
1,000	Loan B, LIBOR + 2.00% , 2/15/13	1,007,604
1,500	Loan B, LIBOR + 2.00% , 2/15/13 (EUR)	1,976,351
	Total Media	58,786,935
	Real Estate—0.8%
2,250	Foster Wheeler Ltd., LIBOR - 0.10%, 9/15/11	2,261,250
270	Kyle Acquisition Group LLC, Loan B, LIBOR + 3.50%, 7/31/08	272,369
1,000	LandSource Communities Development LLC, Loan B, LIBOR + 2.50%, 3/31/10	997,500
491	Masonite Intl. Corp., LIBOR + 2.00% , 3/31/13	488,563
600	Stewart Enterprises, Inc., Loan B, LIBOR + 1.75%, 11/30/11	601,107
1,000	Williams Scotsman, Inc., Loan B, LIBOR + 1.50%, 6/30/10	996,875
	Total Real Estate	5,617,664
	Technology—1.9%
743	Affiliated Computer Services, Inc., Loan B, LIBOR + 2.00%, 3/31/13	747,192
374	Coinstar, Inc., LIBOR + 2.25%, 7/15/11	375,307
500	Electrical Components Intl. Holdings Co., LIBOR + 6.50%, 5/19/14	502,500
	Intergraph Corp.,
500	LIBOR + 2.50%, 5/15/14	504,062
750	LIBOR, 11/15/14	766,875
997	Marvell Technology Group Ltd., Loan B, LIBOR + 2.00%, 11/06/09	996,875
1,292	Nuance Communications, Inc., LIBOR + 1.75%, 12/29/13	1,290,939
699	RedPrairie Corp., Loan B, LIBOR, 7/31/12	698,374
2,488	Sensata Technologies BV, Loan B, LIBOR + 1.75%, 4/30/13	2,479,261
2,463	SunGard Data Systems, Inc., Loan B, LIBOR + 2.50%, 1/05/13	2,483,855
2,000	Verifone, Inc., LIBOR + 1.75%, 2/28/13	2,005,000
198	Westcom Corp., Loan B, LIBOR + 2.75%, 12/31/10	198,122
	Total Technology	13,048,362
	Telecommunications—4.2%
	American Cellular Corp.,
375	1.25%, 8/15/07	375,703
125	LIBOR + 2.25%, 8/15/07	125,781
993	Atlantic Broadband Finance LLC, Loan B1, LIBOR + 2.75%, 1/30/11	1,006,149
1,481	Consolidated Communications, Inc., Loan D, LIBOR + 2.00%, 4/07/12	1,485,879
500	Country Road Communications LLC, LIBOR + 7.75%, 6/30/13	505,000
	Eircom Group Plc,
2,000	Loan B, LIBOR + 2.38%, 9/15/15 (EUR)	2,631,038
2,000	Loan C, LIBOR, 9/15/14 (EUR)	2,605,302
750	FairPoint Communications, Inc., LIBOR + 1.75%, 2/15/12	751,406
	Insight Midwest Holdings LLC,
1,000	Loan B, 0.25%, 4/06/14	1,007,500
3,000	Loan B, LIBOR + 2.25%, 4/03/14	3,022,500
2,000	Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/30/11	2,007,500
748	IPC Acquisition Corp., LIBOR + 2.50%, 9/30/13	755,294
990	Madison River Capital LLC, Loan B1, LIBOR + 2.25%, 7/31/12	991,405
1,730	NTELOS, Inc., LIBOR + 2.25%, 2/24/10	1,738,191

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Telecommunications—(cont'd)
			NTL Investment Holding Ltd.,
	$968		Loan B2, LIBOR + 2.13%, 9/03/12 (GBP)	$1,903,256
	2,000		Loan C, LIBOR + 2.75%, 3/03/13 (GBP)	4,011,258
	746		Nuvox Communications, LIBOR + 5.00%, 5/15/12	744,385
	3,000		West Corp., LIBOR + 2.75%, 10/31/13	3,019,689
	832		Wind Acquisition Finance S.A., Loan A1, LIBOR + 2.25%, 6/17/12 (EUR)	1,084,939
			Total Telecommunications	29,772,175
			Transportation—0.6%
	875		Delta Air Lines, Inc., Loan A, LIBOR + 2.75%, 4/15/08	879,862
	653		Sirva Worldwide, Inc., LIBOR + 6.25%, 11/30/10	616,543
	995		UAL Corp., Loan B, LIBOR + 3.75%, 1/31/12	997,309
	1,863		Vanguard Car Rental Holdings, Inc., Loan B, LIBOR + 3.00%, 6/30/13	1,877,245
			Total Transportation	4,370,959
			Total Bank Loans	371,943,433
			Mortgage Pass-Through Securities—20.7%
			Federal National Mortgage Assoc.,
	1,300		5.50%, 12/01/28-11/01/33	1,281,730
	8,025	[5]	5.50%, 2/01/32-10/01/33	7,915,278
	17,000	[5]	7.25%, 1/15/10	17,994,857
	121,000		TBA, 5.00%, 2/15/22	118,353,125
			Total Mortgage Pass-Through Securities	145,544,990
			Non-Agency Multiple Class Mortgage Pass-Through Securities—1.8%
			GSR Mortgage Loan Trust,
AAA	6,442	[4]	Ser. 10, Class 2A1, 4.474%, 10/25/33	6,168,481
AAA	6,577	[4]	Ser. 13, Class 1A1, 4.502%, 10/25/33	6,283,833
			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	12,452,314
			Interest Only Asset-Backed Securities—0.3%
			Sterling Coofs Trust,
AAA	31,758		Ser. 1, 2.362%, 4/15/29	1,300,091
AAA	27,898		Ser. 2, 2.216%, 3/30/30	889,238
			Total Interest Only Asset-Backed Securities	2,189,329
			U.S. Government and Agency Securities—5.3%
			U.S. Treasury Notes,
	20,425	[5]	3.375%, 12/15/08-9/15/09	19,835,194
	10,000	[5]	3.75%, 3/31/07	9,977,340
	6,000	[5]	3.875%, 5/15/09	5,867,814
	1,815	[5]	4.25%, 8/15/15	1,742,471
			Total U.S. Government and Agency Securities	37,422,819
			Foreign Government Bonds—2.4%
BB-	476		Bolivarian Republic of Venezuela, 6.25%, 12/18/07	476,129
BB	5,000	[5]	Republic of Colombia, 9.75%, 4/23/09	5,427,500
BB+	5,000	[5]	Republic of Peru, 9.125%, 2/21/12	5,730,000
BB-	5,093	[5]	Turkey, 7.00%, 9/26/16	5,150,296
			Total Foreign Government Bonds	16,783,925

BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentage of Net Assets)

Units
(000)		Description	Value
		Warrant—0.0%
10	[7,8]	Reliant Resources, Inc., expires 8/25/08, strike price $0.001, 1 share for 1 warrant	$98,164
Shares
		Common Stock—0.0%
7,579	[7,8]	Critical Care Systems Intl., Inc.	60,632
		Preferred Stock—0.0%
125,000		Superior Essex Holding Corp., Ser. A, 9.50%	102,500
		Total Long-Term Investments (cost $1,016,786,568)	1,022,450,528
Principal
Amount
(000)
		SHORT-TERM INVESTMENT—0.8%
		U.S. Government and Agency Discount Notes—0.8%
$6,000	[9]	Federal Home Loan Bank Discount Notes, 4.951%, 2/01/07 (cost $6,000,000)	6,000,000
		Total Investments—146.0% (cost $1,022,786,56810)	$1,028,450,528
		Liabilities in excess of other assets (including $206,270,908 reverse repurchase agreements payable and
		$137,755,569 payable for investments purchased)—(46.0)%	(323,959,324)
		Net Assets—100%	$704,491,204

______________________
1	Using the highest of Standard & Poor's, Moody's Investor Service or Fitch's Ratings.
2	Security is fair valued.
3

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 18.8% of its net assets, with a current market value of $132,250,718, in securities restricted as to resale.

4	Variable rate security. Rate shown is interest rate as of January 31, 2007.
5	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
6	Illiquid security. As of January 31, 2007, the Trust held 0.8% of its net assets, with a current market value of $5,509,139, in these securities.
7	Issuer is in default and/or bankruptcy.
8	Non-income producing security.
9	Rate shown is the yield to maturity as of the date of purchase.
10

Cost for federal income tax purposes is $1,022,987,854. The net unrealized appreciation on a tax basis is $5,462,674, consisting of $17,610,649 gross unrealized appreciation and $12,147,975 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
EUR — Euro
GBP — British Pound
LIBOR — London Interbank Offered Rate
PRIME — Prime Rate
TBA — To Be Announced
TBD — To Be Determined

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Limited Duration Income Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007